Investment in Aqualung (Tables)	12 Months Ended
Jun. 30, 2024
Investment in Aqualung
Summary of Company's Investment in Aqualung

Balance, June 30, 2022	$3,221
Effect of change in fair value	93
Balance, June 30, 2023	3,314
Effect of change in fair value	106
Balance, June 30, 2024	$3,420